SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of geographical areas [abstract]
Disclosure of operating segments [text block]
	Las Chispas	Picacho	Corporate	Total
Loss for the year	$-	$(10,411)	$(12,353)	$(22,764)

Additions to:
Development	$57,973	$-	$-	$57,973
PPE	70,151	-	-	70,151
Total capital additions	$128,124	$-	$-	$128,124

Total assets	$181,318	$2,489	$185,170	$368,977
Total liabilities	$95,716	$1,248	$3,743	$100,707

Disclosure of detailed information about geographical areas [Table Text Block]
	Canada	Mexico	Total
Loss

2021
Loss for the year	$12,107	$10,657	$22,764

2020
Loss for the year	$5,315	$54,617	$59,932

Non-current assets

2021
Value-added taxes receivable	$-	$13,082	$13,082
Deposits	$92	$-	$92
Mineral property, plant and equipment	$181	$165,505	$165,686

2020
Value-added taxes receivable	$-	$12,198	$12,198
Deposits	$73	$-	$73
Mineral property, plant and equipment	$292	$38,717	$39,009